Notes Payable (Details Narrative)			3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 20, 2020 USD ($) $ / shares shares	Jun. 25, 2012 USD ($)	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Jun. 07, 2020 USD ($)	Apr. 15, 2020 USD ($)	Mar. 21, 2020 USD ($) $ / shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 25, 2012 KRW (₩)
Proceeds from loan					$ 90,000	$ 213,500
Debt instrument maturity date		Jun. 25, 2013
Debt instrument interest rate		12.00%						10.00%						12.00%
Accrued interest							$ 18,666
Initial value of note			$ 44,948		44,948		43,666
Gain (loss) on extinguishment of debt					(323,996)			$ (166,382)
Stockholder's percentage		20.00%												20.00%
Interest expense			190,606	70,533	331,316	151,645	404,661	136,243
Ten Monthly Installments [Member]
Debt periodic payments					8,256		7,120
Dr. Arnold S.Lippa [Member]
Interest expense			2,817	2,561	5,633	5,094
Dr. James S. Manuso [Member]
Interest expense			4,228	3,843	8,439	7,645	15,416	12,769
SY Corporation [Member]
Debt face amount		$ 400,000
Interest expense			$ 11,960	$ 11,829	$ 23,921	$ 23,789	47,971	47,973
SY Corporation [Member] | Won [Member]
Debt face amount | ₩														₩ 465,000,000
April 2020 Note [Member]
Debt instrument maturity date					Apr. 15, 2021
April 2020 Note [Member] | Securities Purchase Agreement [Member] | RespireRx and Power Up Lending Group Ltd [Member]
Convertible note										$ 53,000
June 2020 Note [Member]
Debt instrument maturity date					Jun. 07, 2021
June 2020 Note [Member] | Securities Purchase Agreement [Member] | RespireRx and Power Up Lending Group Ltd [Member]
Convertible note									$ 43,000
Two Convertible Promissory Notes [Member]
Proceeds from loan					$ 90,000
Legal fees					5,000
Diligence fees					$ 1,000
Debt instrument interest rate			12.00%		12.00%
Debt instrument description					Bear interest at a rate equal to 12% per annum, with any amount of principal or interest which is not paid when due bearing interest at the rate of 22% per annum.
Ownership percentage			4.99%		4.99%
Debt conversion price percentage					0.61
Debt instrument percentage description					RespireRx may prepay the outstanding principal amount under the April 2020 Note and the June 2020 Note by paying a certain percentage of the sum of the outstanding principal, interest, default interest and other amounts owed. Such percentage varies from 120% to 145% depending on the period in which the prepayment occurs, as set forth in the April 2020 Note and June 2020 Note, respectively.
2019 Convertible Note [Member]
Debt instrument maturity date					Nov. 17, 2020
Debt face amount			$ 150,000		$ 150,000
Initial drawdown			50,000		50,000
Accrued interest			$ 2,747		$ 2,747
2018 Q4 and 2019 Q1 Notes [Member]
Debt instrument interest rate			10.00%		10.00%
Debt face amount	$ 155,000		$ 190,000		$ 190,000
Accrued interest	$ 17,911
Warrant to purchase shares | shares			190,000		190,000
Warrant fair value					$ 146,805
Fair value of convertible note and warrant					336,805
Debt instrument original issue discount			$ 82,159		82,159
Initial value of note			107,841		$ 107,841
Common stock exchange price per share | $ / shares	$ 0.034										$ 0.015
Number of debt exchanged for shares of common stock | shares	11,527,407
Gain (loss) on extinguishment of debt	$ 219,021
Debt conversion, description					The 2019 Convertible Notes discussed above, which the Company does not consider to have arisen from one or more offerings, may be interpreted in such a way that the remaining 2018 Q4 Note and 2019 Q1 Note holders had the right to convert or exchange into such notes. However, no holder of the Q4 2018 and 2019 Notes has requested such a conversion or exchange. The Company does not believe that an offering occurred as of June 30, 2020 or as of the date of the issuance of these financial statements. Therefore, the number of shares of common stock (or preferred stock) into which the remaining 2018 Q4 Note and the remaining 2019 Q1 Note may convert is not determinable and the Company has not accounted for any additional consideration. The warrants to purchase 190,000 shares of common stock issued in connection with the sale of the 2018 Q4 and 2019 Q1 Notes are exercisable at a fixed price of $1.50 per share of common stock, provide no right to receive a cash payment, and included no reset rights or other protections based on subsequent equity transactions, equity-linked transactions or other events. The warrants issued to the Q4 2018 and Q1 2019 Note holders expire on December 30, 2023. The Company determined that there were no embedded derivatives to be identified, bifurcated and valued in connection with this financing.
2019 Q1 Notes [Member]
Debt face amount			35,000		$ 35,000
Accrued interest			$ 5,321		$ 5,321
Original Convertible Notes [Member]
Debt instrument interest rate			12.00%		12.00%
Debt face amount											$ 50,000
Accrued interest			$ 21,230		$ 21,230		$ 82,060	$ 62,233			$ 32,875
Common stock exchange price per share | $ / shares	$ 0.034										$ 0.015
Number of debt exchanged for shares of common stock | shares	5,525,017						18,204	16,460
Gain (loss) on extinguishment of debt	$ 104,975				11,658
Debt periodic payments					$ 46,230		$ 43,666
Original Convertible Notes [Member] | Investor [Member]
Debt instrument interest rate												10.00%	10.00%
Debt face amount												$ 579,500	$ 579,500
Other Short-Term Notes Payable [Member]
Debt instrument interest rate			11.00%		11.00%		9.00%
Debt periodic payments					$ 11,532		$ 9,322
Insurance premium			$ 70,762		70,762		61,746
Short term borrowings			$ 67,262		67,262		$ 4,635	$ 8,907
Prior Period Premium Financing [Member]
Debt periodic payments					$ 2,317